Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure of Major Components of Income Tax Expense

(CHF in millions)	2023	2022	2021

Current income taxes	35.7	38.7	7.1
Deferred income taxes	(46.2)	(18.6)	3.6
Income tax expense (benefit)	(10.5)	20.2	10.6

Disclosure of Tax Rate Reconciliation
The income taxes reflected in the financial statements and the amount calculated at the expected tax rate (starting with On Holding AG's statutory corporate income tax rate in Switzerland) reconcile as follows:

(CHF in millions)		2023		2022		2021

Income / (loss) before taxes		69.1		77.9		(159.6)
Expected tax rate / tax expense	19.7%	13.6	19.7%	15.3	19.7%	(31.4)
Non-deductible expenses	10.3%	7.1	9.2%	7.2	(25.4)%	40.6
Income not subject to tax	(22.4)%	(15.5)	(9.5)%	(7.4)	(0.2)%	0.3
Effects of (de-)recognition of tax losses	(2.4)%	(1.7)	2.9%	2.2	(0.4)%	0.6
Local actual tax rate different to On's expected average tax rate	(1.1)%	(0.8)	2.0%	1.5	(0.6)%	1.0
Prior year adjustments and other items, net	(19.2)%	(13.3)	1.6%	1.3	0.2%	(0.3)
Effective tax rate / income tax expense (benefit)	(15.1)%	(10.5)	25.9%	20.2	(6.7)%	10.6

Disclosure of Deferred Tax Assets and Liabilities
Change of net deferred tax assets and liabilities:

(CHF in millions)	2023	2022

Net amount at January 1	13.9	(3.4)
thereof deferred tax assets	31.7	2.2
thereof deferred tax liabilities	(17.9)	(5.6)
Taxes charged
to income statement	46.2	18.6
to other comprehensive income	0.7	(0.9)
Exchange differences	(1.6)	(0.4)
Net amount at December 31	59.1	13.9
thereof deferred tax assets	69.5	31.7
thereof deferred tax liabilities	(10.5)	(17.9)
Deferred tax assets and liabilities relate to the following items:

			12/31/23			12/31/22
(CHF in millions)	Assets	Liabilities	Net amount	Assets	Liabilities	Net amount

Trade receivables	0.1	(0.6)	(0.5)	—	(1.0)	(1.0)
Inventories	50.1	(8.0)	42.0	23.4	(15.4)	7.9
Other current assets	0.7	(0.4)	0.3	0.7	—	0.7
Property, plant and equipment	0.1	(0.1)	0.1	—	(0.1)	(0.1)
Right-of-use assets	—	(6.2)	(6.2)	—	(6.4)	(6.4)
Intangible assets	—	(3.0)	(3.0)	—	(3.3)	(3.3)
Other current financial liabilities	1.1	(0.1)	1.0	1.1	—	1.1
Other current operating liabilities	17.2	(2.6)	14.6	7.1	(0.8)	6.3
Current provisions	0.1	—	0.1	0.1	—	0.1
Employee benefit obligations	0.4	—	0.4	1.2	—	1.2
Non-current provisions	0.4	—	0.4	0.4	—	0.4
Other non-current financial liabilities	6.2	—	6.2	5.6	—	5.6
Tax loss carryforwards	3.6	—	3.6	1.2	—	1.2
Deferred tax assets (liabilities)	80.0	(21.0)	59.1	40.9	(27.0)	13.9
Offsetting	(10.5)	10.5		(9.1)	9.1
Deferred tax assets (liabilities) on balance sheet	69.5	(10.5)	59.1	31.7	(17.9)	13.9